Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2019
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of earnings per share
	For the three months ended September 30, 2021	For the nine months ended September 30, 2021
Net loss	$(191,075)	$(345,648)
Accretion of temporary equity to redemption value	(3,352)	(13,373,253)
Net loss including accretion of temporary equity to redemption value	$(194,427)	$(13,718,901)
	For the three months ended September 30, 2021		For the nine months ended September 30, 2021
	Redeemable	Non- redeemable	Redeemable	Non- redeemable
Basic and diluted net loss per share:
Numerator:
Allocation of net loss including accretion of temporary equity	$(148,095)	$(46,332)	$(9,784,253)	$(3,934,648)
Accretion of temporary equity to redemption value	3,352	—	13,373,253	—
Allocation of net income (loss)	$(144,743)	$(46,332)	$3,589,000	$(3,934,648)

Denominator:
Weighted-average shares outstanding	13,300,000	4,161,000	9,675,824	3,891,044
Basic and diluted net income (loss) per share	$(0.01)	$(0.01)	$0.37	$(1.01)

SoundHound, Inc. [Member]
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of estimated useful lives of the company’s property and equipment
Computer equipment	3 – 4 years
Software	3 years
Furniture and fixtures	5 years
Leasehold improvements	Lesser of useful life or the term of the lease